Shortterm and longterm loans (Details 1) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Total short-term bank loans	$ 4,695,096	$ 4,646,382
Long-term bank loans, current portion	565,535	548,245
Long-term bank loans, non-current portion	0	34,266
Total long-term bank loans	565,535	582,511
Total short-term and long-term bank loans	5,260,631	5,228,893
Represents information pertaining to Secured short-term bank loans with Pingan Bank Co., Ltd, Due December 05 2023 [Member]
Total short-term bank loans	$ 415,495	$ 411,185
Effective interest rate	6.00%	6.00%
Represents information pertaining to China Resources Shenzhen Guotou Trust Co Ltd Due on June 13 2024 [Member]
Total short-term bank loans	$ 692,492	$ 685,307
Effective interest rate	3.40%	3.40%
Represents information pertaining to Kincheng Bank Co Ltd Due on December 1 2024 [Member]
Long-term bank loans, current portion	$ 150,040	$ 171,327
Effective interest rate	18.00%	18.00%
Represents information pertaining to Secured short-term bank loans with Bank of Beijing (Yangzhou Branch), Due May 30, 2024. [Member]
Total short-term bank loans	$ 484,744	$ 479,715
Effective interest rate	4.00%	4.00%
Represents information pertaining to Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due April 19 2024 [Member]
Total short-term bank loans	$ 623,243	$ 616,776
Effective interest rate	3.75%	3.75%
Represents information pertaining to Secured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due June 24, 2023. [Member]
Total short-term bank loans	$ 692,492	$ 685,307
Effective interest rate	4.35%	4.35%
Represents information pertaining to Secured short-term bank loans with Bank of Beijing (Yangzhou Branch), Due December 8 2023 [Member]
Total short-term bank loans	$ 692,492	$ 685,307
Effective interest rate	4.50%	4.50%
Represents information pertaining to Secured short-term bank loans with China Zheshang Bank Co Ltd Due June 28 2024 [Member]
Total short-term bank loans	$ 678,642	$ 671,601
Effective interest rate	5.50%	5.50%
Represents information pertaining to Secured short-term bank loans. [Member]
Total short-term bank loans	$ 3,587,108	$ 3,549,891
Represents information pertaining to Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due November 22 2023 [Member]
Total short-term bank loans	$ 207,748	$ 205,592
Effective interest rate	4.45%	4.45%
Represents information pertaining to Unsecured short-term bank loans with Industrial and Commercial Bank of China (Tahe Branch), Due November 22 2023 1 [Member]
Total short-term bank loans	$ 207,748	$ 205,592
Effective interest rate	4.45%	4.45%
Represents information pertaining to Unsecured short-term bank loans. [Member]
Total short-term bank loans	$ 1,107,988	$ 1,096,491
Represents information pertaining to Secured long-term bank loans with Xiaoshan Rural Commercial Bank, Due July 17 2025 [Member]
Long-term bank loans, non-current portion	$ 415,495	$ 411,184
Effective interest rate	6.16%	6.16%